Goodwill and Intangible Assets Intangible Assets Finite-Lived (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 12,050	$ 12,050
Accumulated Amortization	(6,237)	(4,129)
Net Carrying Amount	5,813	7,921
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	2,108
Finite-Lived Intangible Assets, Amortization Expense, Year Two	1,933
Finite-Lived Intangible Assets, Amortization Expense, Year Three	776
Finite-Lived Intangible Assets, Amortization Expense, Year Four	452
Finite-Lived Intangible Assets, Amortization Expense, Year Five	261
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	283
Technology Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,237	6,237
Accumulated Amortization	(3,575)	(2,186)
Net Carrying Amount	2,662	4,051
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,200	3,200
Accumulated Amortization	(1,638)	(1,181)
Net Carrying Amount	1,562	2,019
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,613	2,613
Accumulated Amortization	(1,024)	(762)
Net Carrying Amount	$ 1,589	$ 1,851